Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 95,231	₱ 103,716
Collateral and Other Credit Enhancements	516	504
Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	95,747	104,220
Financial instruments at amortized cost [Member] | Other financial assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	2,450
Financial instruments at amortized cost [Member] | Other financial assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	2,450
Financial instruments at amortized cost [Member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	150
Financial instruments at amortized cost [Member] | Debt Instruments at Amortized Cost [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	150
Financial instruments at amortized cost [Member] | Cash and Cash Equivalent [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	51,467
Collateral and Other Credit Enhancements	187
Financial instruments at amortized cost [Member] | Cash and Cash Equivalent [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	51,654
Financial instruments at amortized cost [Member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,165
Financial instruments at amortized cost [Member] | Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,165
Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	9,565
Collateral and Other Credit Enhancements	55
Financial instruments at amortized cost [Member] | Retail subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	9,620
Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,291
Collateral and Other Credit Enhancements	273
Financial instruments at amortized cost [Member] | Corporate subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,564
Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,306
Financial instruments at amortized cost [Member] | Foreign administrations [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,306
Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	193
Financial instruments at amortized cost [Member] | Domestic carriers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	193
Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,372
Collateral and Other Credit Enhancements	1
Financial instruments at amortized cost [Member] | Dealers agents and others [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,373
Financial assets at fair value through profit or loss, category [member] | Other financial assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,833
Financial assets at fair value through profit or loss, category [member] | Other financial assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,833
Financial assets at fair value through profit or loss, category [member] | Financial assets at FVPL [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,763
Financial assets at fair value through profit or loss, category [member] | Financial assets at FVPL [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,763
Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	227
Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	227
Financial assets at fair value through profit or loss, category [member] | Long-term currency swap [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	83
Financial assets at fair value through profit or loss, category [member] | Long-term currency swap [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	83
Financial assets at fair value through profit or loss, category [member] | Debt instruments at fair value through other comprehensive income [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,353
Financial assets at fair value through profit or loss, category [member] | Debt instruments at fair value through other comprehensive income [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,353
Financial assets at fair value through profit or loss, category [member] | Currency Swap Contract [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	13
Financial assets at fair value through profit or loss, category [member] | Currency Swap Contract [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 13
Loans and receivables, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		32,670
Collateral and Other Credit Enhancements		235
Loans and receivables, category [member] | Cash and Cash Equivalent [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		32,905
Loans and receivables, category [member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		1,074
Loans and receivables, category [member] | Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		1,074
Loans and receivables, category [member] | Retail subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		9,135
Collateral and Other Credit Enhancements		48
Loans and receivables, category [member] | Retail subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		9,183
Loans and receivables, category [member] | Corporate subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		6,117
Collateral and Other Credit Enhancements		220
Loans and receivables, category [member] | Corporate subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		6,337
Loans and receivables, category [member] | Foreign administrations [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		5,579
Loans and receivables, category [member] | Foreign administrations [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		5,579
Loans and receivables, category [member] | Domestic carriers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		382
Loans and receivables, category [member] | Domestic carriers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		382
Loans and receivables, category [member] | Dealers agents and others [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		12,279
Collateral and Other Credit Enhancements		1
Loans and receivables, category [member] | Dealers agents and others [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		12,280
Loans and receivables, category [member] | Advances and other noncurrent assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		20,679
Loans and receivables, category [member] | Advances and other noncurrent assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		20,679
Loans and receivables, category [member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		100
Loans and receivables, category [member] | Investment in debt securities and other long term investments [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		100
HTM investments [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		15,165
HTM investments [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		15,165
HTM investments [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		150
HTM investments [Member] | Investment in debt securities and other long term investments [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		150
Derivatives Designated As Hedges | Interest rate swap contract [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		146
Derivatives Designated As Hedges | Interest rate swap contract [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		146
Derivatives Designated As Hedges | Long-term currency swap [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		240
Derivatives Designated As Hedges | Long-term currency swap [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		₱ 240